Vista Outdoor Inc. - 10-K Employee Benefit Plans (Narrative) (Details) - Vista Outdoor Inc. - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, net periodic benefit cost (credit)	$ 415,000	$ 237,000	$ 951,000	$ 1,525,000	$ 426,000
Fair value of plan assets			138,247,000	143,658,000
Benefits paid			(13,190,000)
Return on plan asset			7,779,000
Benefit obligation			159,006,000	167,047,000
Benefits paid			(13,190,000)
Actuarial gain			(2,700,000)
Interest cost			$ 7,849,000
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Interest Cost, Statement of Income or Comprehensive Income [Extensible Enumeration]			Cost of sales
Unfunded status			$ 20,759,000	23,389,000
Lockup period of assets invested within hedge funds			1 year
Number of days advance notice after lockup period for redemption			65 days
Expected future employer contributions, next fiscal year			$ 4,300,000
Contribution cost recognized			$ 21,399,000	$ 22,298,000	20,462,000
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Discount rate (as a percent)			5.20%	4.90%
Weighted average interest crediting rate			4.00%	4.00%
Expected long-term rate of return on plan assets (as a percent)			6.25%	6.50%
Contributions by employer	$ 3,500,000	$ 0	$ 0	$ 0	1,300,000
Other Postretirement Benefits Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Contributions by employer			0	0	0
Supplemental Employee Retirement Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Benefits paid			$ 0	$ 0	$ 0